Shareholder Report, Line Graph (Details) 192893_RMB Quality Intermediate Core Fund_Class I_TSR Annual {Class I} - USD ($)		12 Months Ended
	Sep. 22, 2025	Dec. 31, 2025
Class I
Account Value [Line Items]
Accumulated Value	$ 100,000	$ 101,181
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	100,000	$ 101,189
Bloomberg Intermediate A+ U.S. Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate A+ U.S. Government/Credit Index
Accumulated Value	$ 100,000	$ 101,168